iShares®
iShares Trust
Supplement dated May 22, 2026
to the currently effective Summary Prospectus, Prospectus and the Statement of Additional Information (the “SAI”) for the
iShares ESG Optimized MSCI USA ETF (SUSA) (the “Fund”)
The following changes to the Fund’s Prospectus, Summary Prospectus and SAI will take effect on June 1, 2026:

1)	The first paragraph of the “Principal Investment Strategies” section of the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:
The Fund seeks to track the investment results of the MSCI USA Extended ESG Select Index (the “Underlying Index”), which is an optimized index designed to maximize exposure to positive environmental, social and governance (“ESG”) characteristics, while exhibiting risk and return characteristics similar to the MSCI USA Index. The MSCI USA Index is designed to measure the performance of the large- and mid‑capitalization segments of the U.S. equities market. As of April 30, 2025, the Underlying Index consisted of 191 securities selected from the MSCI USA Index.
MSCI Inc. (the “Index Provider” or “MSCI”) analyzes each eligible company’s ESG performance using proprietary ratings covering ESG and ethics criteria. The index methodology is designed so that companies with relatively high overall ratings have a higher representation in the Underlying Index than in the MSCI USA Index and companies with relatively low overall ratings have a lower representation in the Underlying Index than in the MSCI USA Index. Exceptions may result from the Underlying Index’s objective of having risk and return characteristics similar to the MSCI USA Index. At each quarterly review, the Underlying Index must have an ESG score of at least 20% better than that of the MSCI USA Index, as determined by the Index Provider.
The Index Provider excludes securities of companies involved in the business of tobacco, alcohol, gambling, nuclear power and weapons, fossil fuel extraction, thermal coal power and unconventional oil and gas businesses (e.g., thermal coal extraction and generation or oil sands extraction), companies involved with conventional and controversial weapons, producers and major retailers of civilian firearms, as well as companies involved in very severe business controversies. The Index Provider defines a controversy as an instance or ongoing situation in which company operations and/or products allegedly have a negative environmental, social and/or governance impact. Each controversy case is assessed for the severity of its impact on society. The Index Provider generally classifies companies as “involved” in a particular business based on revenue or percentage of revenue thresholds (e.g., 10%) for certain products and activities in an excluded industry. The securities of certain companies will be excluded regardless of revenue measures (e.g., all companies involved in the manufacturing of controversial weapons are excluded).
To maintain risk and return characteristics similar to the MSCI USA Index, the Index Provider applies various optimization constraints (e.g., constituent and sector weights relative to the parent index). The Index Provider also applies conditional capping to the index constituents. At the quarterly review, if the combined weight of issuers with individual weights above 4.5% exceeds 22.5% of the Underlying Index, then the total weight is capped at 22.5%. The Index Provider also verifies at the end of each business day whether the combined weight of issuers with individual weights above 5% exceeds 25% of the Underlying Index. If this daily threshold is breached, rebalancing occurs to meet the prescribed 4.5% and 22.5% buffer levels. The optimization constraints are not applied during a rebalancing triggered by daily capping.

2)	In the “MSCI Indexes” section of the SAI, the “Component Selection Criteria and Index Description” for the MSCI USA Extended ESG Select Index is deleted in its entirety and replaced with the following:
Index Description. The Underlying Index is an optimized index designed to measure the equity performance of large- and mid‑capitalization U.S. companies that have ESG characteristics, while exhibiting risk and return characteristics similar to the MSCI USA Index.

MSCI evaluates each eligible company’s ESG performance using standardized criteria and assigns an “overall rating” to each company. ESG scores are normalized and factored into the optimization process. Optimization is a quantitative process that considers the market capitalization weights from the MSCI USA Index, ESG scores, and additional optimization constraints to select and weigh the constituents in the Underlying Index. Normalization of the ESG scores allows the optimization to assess each score in the context of the overall distribution of the ESG scores. At each quarterly review, the Underlying Index must have an ESG score of at least 20% better than that of the MSCI USA Index, as determined by the Index Provider.
The selection process is designed so that companies with relatively high overall ratings have a higher representation in the Underlying Index than in the MSCI USA Index. Companies with relatively low overall ratings have a lower representation in the Underlying Index than in the MSCI USA Index. Exceptions may result from the Underlying Index’s objective of having risk and return characteristics similar to those of the MSCI USA Index.
The Underlying Index constituents are selected from the MSCI USA Index. The Index Provider excludes securities of companies involved in the business of tobacco, alcohol, gambling, nuclear power and weapons, fossil fuel extraction, thermal coal and unconventional oil and gas businesses (e.g., thermal coal extraction and generation or oil sands extraction), companies involved with conventional and controversial weapons, producers and major retailers of civilian firearms, as well as companies involved in very severe business controversies. The Index Provider defines a controversy as an instance or ongoing situation in which company operations and/or products allegedly have a negative environmental, social and/or governance impact. Each controversy case is assessed for the severity of its impact on society.
The Index Provider generally classifies companies as “involved” in a particular business based on revenue or percentage of revenue thresholds (e.g., 10%) for certain products and activities in an excluded industry. The securities of certain companies are excluded regardless of revenue measures (e.g., all companies involved in the manufacturing of controversial weapons are excluded). The Underlying Index generally follows the same index methodology as the MSCI USA ESG Select Index, except that it applies an additional exclusion for retailers of civilian firearms (which is a revenue threshold-based classification). Existing constituents are required to have an MSCI ESG Controversies Score above 0 to remain in the index, while companies that are currently not constituents of the index are required to have an MSCI ESG Controversies Score above 2 to be eligible for inclusion.
To maintain risk and return characteristics similar to the MSCI USA Index, the universe of eligible companies is optimized using parameters for predicted tracking error (1.8%) relative to the parent index, active security weight variation from the parent index (+/‑5%), minimum constituent weight (0.1%), sector variation from the parent index (+/‑3%), turnover and other factors.
The Index Provider also applies conditional capping. At the quarterly review, if the combined weight of issuers with individual weights above 4.5% exceeds 22.5% of the Underlying Index, then the total weight is capped at 22.5%. The Index Provider also verifies at the end of each business day whether the combined weight of issuers with individual weights above 5% exceeds 25% of the Underlying Index. If this daily threshold is breached, the weights of the securities exceeding the threshold are reduced such that the 4.5% and 22.5% buffer levels are met, with excess weight distributed across the remaining constituents on a pro rata market capitalization-weighted basis. The optimization constraints are not applied during a rebalancing triggered by daily capping. Since constituent selection and weights are determined using optimization, the Underlying Index is not capitalization weighted.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.
IS‑A‑SUSA‑0526

PLEASE RETAIN THIS SUPPLEMENT
FOR FUTURE REFERENCE